Contingent Liabilities and Provisions - Additional Information (Detail) - Legal proceedings contingent liability [member] $ in Billions	Apr. 30, 2024 CAD ($)
Bottom of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 0.0
Top of range [member]
Disclosure Of Contingent Assets And Liabilities [Line Items]
Estimated financial effect of contingent liabilities	$ 0.6